OPTIONS (Details 2)	12 Months Ended
Jun. 30, 2020 $ / shares
Option One
DisclosureOfOptionsLineItems [Line Items]
Stock price	$ .40
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218.00%
Dividend yield	0.00%
Option Two
DisclosureOfOptionsLineItems [Line Items]
Stock price	$ 1.14
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213.00%
Dividend yield	0.00%
Option Three
DisclosureOfOptionsLineItems [Line Items]
Stock price	$ .19
Risk-free interest rate	1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	124.00%
Dividend yield	0.00%
Option Four
DisclosureOfOptionsLineItems [Line Items]
Stock price	$ .19
Risk-free interest rate	0.62%
Expected life	3 years
Estimated volatility in the market price of the common shares	117.00%
Dividend yield	0.00%
Option Five
DisclosureOfOptionsLineItems [Line Items]
Stock price	$ .405
Risk-free interest rate	0.33%
Expected life	3 years
Estimated volatility in the market price of the common shares	112.00%
Dividend yield	0.00%